RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
17.	RELATED PARTY TRANSACTIONS

The principal related parties with which the Group had transactions during the years presented are as follows:

Name of related parties	Relationship with the Group
Tianjin SAMC	Non-controlling shareholder of Vimicro Tianjin
Ningbo Sunny Opotech Co., Ltd	Non-controlling shareholder of Visiondigi
Vimicro Wuxi	Owned by certain executives of the Company
VMF Consulting Company	Owned by certain executives of the Company
Vimicro Qingdao	18% equity investee of the Company
Zhongtianxin	51% equity investee of the Company
Visiondigi	12.03% equity investee of the Company
Vimicro Tianshi	Owned by certain executives of the Company

(a) The Group had the following related party transactions:

(1)	In April 2013, after the approval by the audit committee and the special independent committee, the Company disposed the equity interest in VMF Shenzhen to Vimicro Tianshi, which was majority owned by the senior executives of the Group, for a total consideration of $10,000 based on a valuation performed by a third party appraiser. The transaction was considered an in-substance sales of real estate accounted for in accordance with ASC 360-20, Property, Plant and Equipment — Real Estate Sales. Due to insufficient initial investment made by Vimicro Tianshi, a sale was not consummated as of December 31, 2013 and was accounted for using the cost recovery method. During the year ended December 31, 2013, the Group transferred the ownership of VMF Shenzhen and received $5,000 of consideration. Accordingly, the Group deconsolidated VMF Shenzhen and the outstanding consideration of $5,000 was recorded as an amount due from related party at December 31, 2013. The Company received $3,800 and $1,200 in January 2014 and April 2014, respectively, and the related disposal gain was recognized in the consolidated statements of comprehensive loss/income.

(2)	The Group held 0.1% equity interest in Vimicro Wuxi with a carrying amount of $2 as of December 31, 2012. The Group disposed 0.1% equity interest of Vimicro Wuxi in September 2013 for $8 to VMF Consulting Company.

(3)	For the year ended December 31, 2013 and 2014, the Group sold inventories to Zhongtianxin totaling $21,308 and $55,962 to carry out its surveillance projects. The Group also purchased inventory from Zhongtianxin in the amount of $3,721 and $1,416, respectively. In addition, as of December 31, 2013 and 2014, the amount due to the Group from Zhongtianxin totaled $19,375 and $100,938. This outstanding amount primarily consisted of accounts receivable. As of December 31, 2013 and 2014, the Group had an amount due to Zhongtianxin of $6,836 and $6,611 which was related to prepayments made to vendors by Zhongtianxin on behalf of the Group.

(4)	In addition to the transactions disclosed elsewhere in these financial statements, the Group also had the following related party transactions for the years ended December 31, 2012, 2013 and 2014:

	Years Ended December 31
	2012	2013	2014
Revenues
Vimicro Qingdao	333	-	-
Zhongtianxin	-	21,308	55,962
Tianjin SAMC	523	828	277
Cost of revenues
Zhongtianxin	-	3,721	1,416

(b)	The Group had the following related party balances as of December 31, 2013 and 2014:

	As of December 31
	2013	2014
Amounts due from related parties:
Vimicro Tianshi	5,000	-
Vimicro Qingdao	77	45
VMF Consulting Company	450	449
Vimicro Wuxi	33	22
Tianjin SAMC	885	231
Zhongtianxin	19,375	100,938
Total	25,820	101,686
Amounts due to related parties:
Vimicro Wuxi	204	1
Zhongtianxin	6,836	6,611
Total	7,040	6,612

Outstanding balances at the balance sheet date were unsecured, interest-free, and had no specified repayment terms. There have been no guarantees provided or received for any related party receivables or payables.

The provision for doubtful accounts of amounts due from Visiondigi was charged by $42 and nil for the years ended December 31, 2013 and 2014, respectively. The provision for doubtful accounts of amounts due from Vimicro Qingdao was reversed by $309 and $285 for the years ended December 31, 2013 and 2014, respectively.